Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 10,597	£ 10,562
Other movements	10
Goodwill Ending Balance	10,552	10,597
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	10,597	10,562
Exchange adjustments	(55)	(54)
Additions through business combinations (Note 40)		124
Other movements	10
Transfer to assets held for sale		(35)
Goodwill Ending Balance	£ 10,552	£ 10,597